SUMMARY OF AMOUNT RECORDED IN THE CONSOLIDATED BALANCE SHEETS (Details) (Parenthetical)	Mar. 31, 2023	Jun. 30, 2022
Construction In Progress
Percentage of reimbursement on construction cost	50.00%	50.00%